________________________________________________________________________________


                               SEMI-ANNUAL REPORT




      =======================================================================

                         BREMER INVESTMENT FUNDS, INC.

      =======================================================================




                            Bremer Growth Stock Fund

                                Bremer Bond Fund





                                 March 31, 1997

________________________________________________________________________________

                               TABLE OF CONTENTS



                                                                          Page
                                                                          ----
Shareholder Letter .................................................       1

Statement of Assets and Liabilities ................................       2

Statement of Operations ............................................       3

Statement of Changes in Net Assets .................................       4

Financial Highlights ...............................................       5

Growth Stock Fund Schedule of Investments ..........................       6

Bond Fund Schedule of Investments ..................................       9

Notes to the Financial Statements ..................................      13





                ________________________________________________





                              NOTICE TO INVESTORS





       Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

May 1997
________________________________________________________________________________


    Dear Fellow Shareholder:

    This is our first shareholder letter since the Bremer Growth Stock Fund and the Bremer Bond Fund became effective on January 23, 1997. The combined assets of the Bremer Funds have grown to over $65 million as of March 31, 1997.

    Since the inception of the Funds, both the stock and bond markets have been extremely volatile. The S & P 500 has risen and fallen 10% in the three months ended March 31, while interest rates have risen 50 basis points. Much of the volatility can be attributed to the strong growth of the domestic economy and the anticipation of the Federal Reserve Board raising interest rates. On March 25, the Federal Reserve did raise the Federal Fund Rate by 0.25%. The reason for this rate increase was to slow the U.S. economy from the 5.6% growth rate in the first quarter to a more moderate 2.5% level. We will see if this is accomplished over the next several months.

    The Bremer Growth Stock Fund is managed by David J. Erickson and Janet Vandendriessche both of First American Trust Company of Minnesota. That fund ended the quarter at about $26.75 million invested in 66 domestic large cap growth stocks. Turnover has been modest as the focus has been on investing the incoming cashflows to the fund, as the stock markets have strengthened. Currently, we are overweighted in the following market sectors: technology, consumer cyclicals and consumer staples.

    The top ten holdings are: Intel Corporation, General Electric, Colgate Palmolive, Carnival Cruise, Merck & Co., Pfizer, Inc., Citicorp, Walt Disney Company, American International Group and Federal Home Loan Mortgage Corporation. Those ten positions account for about 21% of net assets.

    Looking forward, we would expect continued market volatility in the coming quarters as the domestic economy deals with continued growth and wage inflation. However, such market volatility is not beyond the historical norms of many past years and the trends should have an upward bias.

    The $38.78 million Bremer Bond Fund is managed by Paul W. Gifford and David J. Erickson.

    As mentioned above, the Federal Reserve Board raised rates in March. We added a 10% weighting in adjustable rate mortgage securities to take advantage of the anticipated rise in short-term rates.

    We also have maintained the duration of the portfolio at or less than our benchmark, the Lehman Intermediate Government/Corporate Index. Duration is a volatility measurement that incorporates a bond yield, coupon interest payments, final maturity and call features into one measure. The duration of the portfolio will indicate if we are bearish (short duration), neutral (equal duration) or bullish (long duration) on interest rates versus our benchmark.

    We are very excited about offering the Bremer Funds to you and look forward to meeting your investment goals.


    Sincerely,



    STEVEN A. LARAWAY
    President, Bremer Investment Funds, Inc.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                          -------------                 ------------
                                                                             GROWTH                         BOND
                                                                           STOCK FUND                       FUND
                                                                          -------------                 ------------
ASSETS:
   Investments, at value
      (Cost of $28,233,144 and $38,945,962, respectively)                   $27,150,985                  $38,520,053
   Dividends receivable                                                          25,245                      428,342
   Interest receivable                                                            8,140                       14,121
   Organizational expenses, net of accumulated amortization                      26,388                       26,388
   Other assets                                                                  11,245                       11,245
   Cash                                                                            ---                        11,500
                                                                            -----------                  -----------
      Total assets                                                           27,222,003                   39,011,649
                                                                            -----------                  -----------

LIABILITIES:
   Payable for securities purchased                                             411,700                         ---
   Payable to Investment Adviser                                                 43,029                       48,108
   Dividend payable                                                                ---                       163,744
   Accrued expenses and other liabilities                                        14,096                       17,121
                                                                            -----------                  -----------
      Total Liabilities                                                         468,825                      228,973
                                                                            -----------                  -----------


NET ASSETS                                                                  $26,753,178                  $38,782,676
                                                                            ===========                  ===========

NET ASSETS CONSIST OF:
   Capital stock                                                            $27,858,290                  $39,204,719
   Accumulated undistributed net investment income                               41,342                        6,351
   Accumulated undistributed net realized loss on investments                   (64,295)                      (2,485)
   Net unrealized depreciation on investments                                (1,082,159)                    (425,909)
                                                                            -----------                  -----------
      Total Net Assets                                                      $26,753,178                  $38,782,676
                                                                            ===========                  ===========

   Shares outstanding
      (100 million shares authorized for each Fund, $ .0001 par value)        2,788,206                    3,905,942

   Net Asset Value, Redemption Price and Offering Price Per Share                 $9.60                        $9.93
                                                                            ===========                  ===========





                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
                                     -2-

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS
January 27, 1997(1) through March 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                               -----------       ---------
                                                                 GROWTH            BOND
                                                               STOCK FUND          FUND
                                                               -----------       ---------
INVESTMENT INCOME:
   Dividend Income                                             $    67,066       $   5,000
   Interest Income                                                  21,451         350,661
                                                               -----------       ---------
      Total investment income                                       88,517         355,661
                                                               -----------       ---------

EXPENSES:
   Investment advisory fees                                         29,818          37,831
   Administration fees                                               3,686           3,686
   Shareholder servicing and accounting costs                        6,552           7,875
   Custody fees                                                        756           1,386
   Federal and state registration                                    3,591           4,662
   Professional fees                                                 1,512           1,512
   Reports to shareholders                                             315             315
   Amortization of organizational expenses                             945             945
   Directors' fees and expenses                                        504             504
   Other                                                               441             441
                                                               -----------       ---------
      Total expenses                                                48,120          59,157
                                                               -----------       ---------

NET INVESTMENT INCOME                                               40,397         296,504
                                                               -----------       ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                (64,295)         (2,485)
   Change in unrealized depreciation on investments             (1,082,159)       (425,909)
                                                               -----------       ---------
      Net realized and unrealized loss on investments           (1,146,454)       (428,394)
                                                               -----------       ---------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                   ($1,106,057)      ($131,890)
                                                               ===========       =========





(1) Commencement of Operations




                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
January 27, 1997(1) through March 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                                        ------------            -------------
                                                                                           GROWTH                   BOND
                                                                                         STOCK FUND                 FUND
                                                                                        ------------            -------------
OPERATIONS:
   Net investment income                                                                    $40,397               $296,504
   Net realized loss on investments                                                         (64,295)                (2,485)
   Change in unrealized depreciation on investments                                      (1,082,159)              (425,909)
                                                                                        -----------            -----------
      Net decrease in net assets from operations                                         (1,106,057)              (131,890)
                                                                                        -----------            -----------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                   ---               (291,098)
                                                                                        -----------            -----------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                             14,934,333             23,630,395
   Proceeds from collective trust fund conversion                                        13,350,932             19,855,542
   Shares issued to holders in reinvestment of dividends                                        ---                  2,244
   Cost of shares redeemed                                                                 (426,030)            (4,282,517)
                                                                                        -----------            -----------
      Net increase in net assets from capital share transactions                         27,859,235             39,205,664
                                                                                        -----------            -----------


TOTAL INCREASE IN NET ASSETS                                                             26,753,178             38,782,676
                                                                                        -----------            -----------


NET ASSETS:
   Beginning of period                                                                            0                      0
                                                                                        -----------            -----------

   End of period (including undistributed net investment
      income of $41,342 and $6,351, respectively)                                       $26,753,178            $38,782,676
                                                                                        ===========            ===========

  (1)Commencement of Operations





                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
FINANCIAL HIGHLIGHTS
January 27, 1997(1) through March 31, 1997
(Unaudited)

--------------------------------------------------------------------------------

                                                                            -------------            ------------
                                                                                GROWTH                   BOND
                                                                              STOCK FUND                 FUND
                                                                            -------------            ------------
PER SHARE DATA:
   NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.00                  $10.00
                                                                            -----------             -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                        0.01                    0.08
      Net realized and unrealized loss on investments                             (0.41)                  (0.07)
                                                                            -----------             -----------
           Total from investment operations                                       (0.40)                   0.01
                                                                            -----------             -----------

      Less dividends from net investment income                                     ---                   (0.08)
                                                                            -----------             -----------

   NET ASSET VALUE, END OF PERIOD                                                 $9.60                   $9.93
                                                                            ===========             ===========


TOTAL RETURN(2)                                                                   (4.00%)                  0.09%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                                $26,753,178             $38,782,676
   Ratio of net expenses to average net assets(3)                                  1.13%                   1.09%
   Ratio of net investment income to average net assets(3)                         0.95%                   5.49%
   Portfolio turnover rate                                                         2.70%                  11.34%
   Average commission rate paid                                                 $0.1551                     n.a.



  (1)Commencement of Operations
  (2)Not annualized
  (3)Annualized





                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

GROWTH STOCK FUND
--------------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----
         COMMON STOCKS - 88.1%

         APPAREL - 1.1%
15,000   Intimate Brands, Inc.                               $  283,125
                                                             ----------
         BANKING & FINANCIAL SERVICES - 7.4%
 8,932   Banc One Corporation                                   355,047
 4,500   Citicorp                                               487,125
 9,000   Equifax, Inc.                                          245,250
17,000   Federal Home Loan Mortgage Corporation                 463,250
 9,000   KeyCorp                                                438,750
                                                             ----------
                                                              1,989,422
                                                             ----------

         BUSINESS SERVICE - 3.2%
 8,500   Cisco Systems, Inc.*                                   409,062
11,500   Computer Associates International, Inc.                447,063
                                                             ----------
                                                                856,125
                                                             ----------

         CAPITAL GOOD - 6.1%
 7,000   Dover Corporation                                      367,500
 6,000   Emerson Electric Company                               270,000
 7,000   General Electric Company                               694,750
10,000   Thermo Electron Corporation*                           308,750
                                                             ----------
                                                              1,641,000
                                                             ----------

         COMMUNICATIONS & MEDIA - 2.5%
 9,000   Harcourt General, Inc.                                 418,500
 5,000   Interpublic Group of Companies, Inc.                   263,750
                                                             ----------
                                                                682,250
                                                             ----------

         CONSUMER PRODUCT - 1.1%
10,500   Cognizant Corporation                                  305,812
                                                             ----------

         COSMETIC & SOAP - 3.4%
 6,000   Colgate-Palmolive Company                              597,750
 4,260   Gillette Company                                       309,382
                                                             ----------
                                                                907,132
                                                             ----------

         DRUGS - 5.2%
 6,000   Medtronic, Inc.                                        373,500
 6,000   Merck & Company, Inc.                                  505,500
 6,000   Pfizer, Inc.                                           504,750
                                                             ----------
                                                              1,383,750
                                                             ----------

         ENERGY - 8.2%
 4,000   Amoco Corporation                                      346,500
 4,000   El Paso Natural Gas                                    226,500
 7,000   Enron Corporation                                      266,000
 3,000   Exxon Corporation                                      323,250
 4,500   Halliburton Company                                    304,875
 3,000   Mobil Corporation                                      391,875
 3,000   Schlumberger, Ltd.                                     321,750
                                                             ----------
                                                              2,180,750
                                                             ----------

                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

GROWTH STOCK FUND
--------------------------------------------------------------------------------

 Shares                                                         Value
 ------                                                         -----
           ENTERTAINMENT & LEISURE - 1.2%

  10,000   Viacom, Inc.*                                       $  331,250
                                                               ----------
           FOOD, BEVERAGE & TOBACCO - 3.8%
   2,000   CPC International, Inc.                                164,000
  12,500   PepsiCo, Inc.                                          407,812
   4,000   Philip Morris Companies, Inc.                          456,500
                                                               ----------
                                                                1,028,312
                                                               ----------

           HEALTH CARE - 4.9%
   6,000   Boston Scientific Corporation*                         370,500
   6,500   Healthcare COMPARE Corporation*                        264,063
   9,500   Quorum Health Group, Inc.*                             293,312
  10,000   Vencor, Inc.*                                          378,750
                                                               ----------
                                                                1,306,625
                                                               ----------

           INSURANCE - 4.5%
   7,000   AFLAC, Inc.                                            262,500
   4,000   American International Group, Inc.                     469,500
   2,000   MBIA, Inc.                                             191,750
   5,000   Providian Corporation                                  267,500
                                                               ----------
                                                                1,191,250
                                                               ----------

           LODGING - 1.5%
  20,000   La Quinta Inns, Inc.                                   410,000
                                                               ----------

           RESTAURANT - 3.3%
  10,000   Cracker Barrel Old Country Store, Inc.                 261,250
   6,000   McDonald's Corporation                                 283,500
  15,000   Wendy's International, Inc.                            309,375
                                                               ----------
                                                                  854,125
                                                               ----------

           RETAIL - GENERAL - 2.2%
   8,000   Dayton Hudson Corporation                              334,000
   6,000   Walgreen Company                                       251,250
                                                               ----------
                                                                  585,250
                                                               ----------

           TECHNOLOGY - 17.7%
  10,000   American Power Conversion Corporation                  216,250
   4,126   Boeing Company, The                                    406,927
   7,500   Diebold, Inc.                                          282,187
  10,000   Electronic Data Systems Corporation                    403,750
  13,000   First Data Corporation                                 440,375
   6,000   Hewlett-Packard Corporation                            319,500
   5,000   Intel Corporation                                      695,625
   7,000   Lucent Technologies, Inc.                              369,250
   5,000   Microsoft Corporation*                                 458,438
   5,500   Motorola, Inc.                                         332,063
  11,000   Oracle Systems Corporation*                            424,188
   7,000   U.S. Robotics Corporation*                             387,625
                                                               ----------
                                                                4,736,178
                                                               ----------

                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

GROWTH STOCK FUND
--------------------------------------------------------------------------------

     Shares                                                       Value
     ------                                                       -----
               TRAVEL & RECREATION - 3.9%
      15,000   Carnival Corporation                             $    555,000
       6,600   Walt Disney Company, The                              481,800
                                                                ------------
                                                                   1,036,800
                                                                ------------

               MANUFACTURING - 3.7%
       5,500   Crown Cork & Seal Company, Inc.                       283,937
       5,000   Fluor Corporation                                     262,500
       4,500   Kimberly-Clark Corporation                            447,188
                                                                ------------
                                                                     993,625
                                                                ------------

               UTILITY - 3.2%
       7,000   American Telephone and Telegraph Corporation          243,250
       6,000   GTE Corporation                                       279,750
       9,000   MCI Communications Corporation                        320,625
         500   NCR Corporation*                                       17,625
                                                                ------------
                                                                     861,250
                                                                ------------

               TOTAL COMMON STOCKS (Cost of $24,646,190)          23,564,031
                                                                ------------


               SHORT-TERM INVESTMENTS - 13.4%

               INVESTMENT COMPANIES - 4.8%
   1,292,989   Portico Institutional Money Market Fund             1,292,989
                                                                ------------


   Principal
      Amount
   ---------
               COMMERCIAL PAPER - 1.0%
    $260,000   Prudential Funding Corporation                        260,000
                                                                ------------

               VARIABLE RATE DEMAND NOTES - 7.6%
      943,625  American Family Financial Services                    943,625
    1,046,738  Johnson Controls, Inc.                              1,046,738
       43,602  Wisconsin Electric Power Company                       43,602
                                                                ------------
                                                                   2,033,965
                                                                ------------

               TOTAL SHORT-TERM INVESTMENTS
               (COST OF $3,586,954)                                3,586,954
                                                                ------------


               TOTAL INVESTMENTS - 101.5%
               (COST OF $28,233,144)                              27,150,985


               Liabilities in Excess of Other Assets - (1.5%)       (397,807)
                                                                ------------


               TOTAL NET ASSETS - 100.0%                         $26,753,178
                                                                ============


*  Non-income producing security.


                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND
--------------------------------------------------------------------------------

 Principal Amount
        or Shares                                                                         Value
 ----------------                                                                         -----

                    LONG-TERM INVESTMENTS - 86.4%

                    CORPORATE BONDS & NOTES - 43.6%

                    BANK & BANK HOLDING CO. - 2.8%
                    First Union National Bank - North Carolina #

       $1,190,000     6.18%, 02/15/36                                                    $1,099,597
                                                                                         ----------
                    FINANCIAL SERVICES - 24.5%
                    BHP Finance USA Ltd.#
        1,000,000     6.42%, 03/01/26                                                       961,507
                    Chrysler Financial Corporation
          500,000     6.625%, 08/15/00                                                      495,601
                    Ford Capital B.V.
          500,000     9.375%, 05/15/01                                                      538,959
                    Ford Motor Credit Company
          750,000     8.20%, 02/15/02                                                       781,075
                    General Electric Capital Corporation#
        1,000,000     6.66%, 05/01/18                                                       995,006
                    Goldman Sachs Group, L.P.**
        1,100,000     6.375%, 06/15/00 (Acquired 01/24/97, Cost of $1,089,436)            1,078,297
                    Household International, Inc.
          600,000     6.00%, 03/15/99                                                       591,023
                    John Deere Capital Corporation
          500,000     6.00%, 02/01/99                                                       494,745
                    Lehman Brothers Holdings, Inc.
          250,000     Zero coupon, 05/16/98                                                 232,522
          657,000     Zero coupon, 05/16/98                                                 611,069
        1,000,000     6.625%, 11/15/00                                                      984,510
                    Salomon, Inc.
          750,000     7.125%, 08/01/99                                                      753,038
                    Travelers Group, Inc.#
        1,000,000     6.875%, 06/01/25                                                      975,869
                                                                                         ----------
                                                                                          9,493,221
                                                                                         ----------
                    FOOD, BEVERAGE & TOBACCO - 4.9%
                    Philip Morris, Inc.
        1,200,000     7.125%, 10/01/04                                                    1,164,143
          750,000     7.20%, 02/01/07                                                       724,890
                                                                                         ----------
                                                                                          1,889,033
                                                                                         ----------
                    INSURANCE - 2.0%
                    Hartford Financial Services Group, Inc.
          800,000     6.375%, 11/01/02                                                      769,553
                                                                                         ----------
                    RETAIL - GENERAL - 3.8%
                    J.C. Penney & Company, Inc.#
        1,500,000     6.90%, 08/15/26                                                     1,477,908
                                                                                         ----------
                    SAVINGS & LOAN - 1.3%
                    Anchor Savings Bank#
          500,000     6.251%*, 8/15/08                                                      499,458
                                                                                         ----------

                    See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND
--------------------------------------------------------------------------------

  Principal Amount
         or Shares                                                                Value
  ----------------                                                                -----
                     TRAVEL AND ENTERTAINMENT - 3.1%
                     Hilton Hotels Corporation

          $500,000     9.80%, 10/15/98                                         $      520,132
           700,000     7.70%, 07/15/02                                                701,852
                                                                               --------------
                                                                                    1,221,984
                                                                               --------------

                     UTILITY - ELECTRIC - 1.2%
                     Public Service Company of Colorado
           470,000     6.00%, 01/01/01                                                451,939
                                                                               --------------

                     TOTAL CORPORATE BONDS
                        AND NOTES (Cost of $17,207,998)                            16,902,693
                                                                               --------------


                     PREFERRED STOCK - 0.7%

                     UTILITY - ELECTRIC - 0.7%
            10,000   Tennessee Valley Authority                                       253,750
                                                                               --------------

                     TOTAL PREFERRED STOCK (Cost of $256,250 )                        253,750
                                                                               --------------


                     U.S. GOVERNMENT AGENCY AND
                       AGENCY ISSUES - 34.1%

                     Federal Home Loan Mortgage Corporation (FHLMC),
                        Participation Certificates:
        $1,000,000      6.81%, 03/11/04                                               975,730
         1,025,978      Pool E00389, 6.50%, 07/01/10                                  995,373
           700,595      Pool E63742, 6.50%, 04/01/11                                  678,883
                                                                               --------------
                                                                                    2,649,986
                                                                               --------------

                     Federal Home Loan Mortgage Corporation (FHLMC),
         2,196,194      Adjustable Rate Mortgage, 7.716%*, 07/01/24                 2,281,930
                                                                               --------------

                     Federal Home Loan Mortgage Corporation (FHLMC),
                        Real Estate Mortgage Investment Conduits (REMIC):
           420,000      Series 1808, Class A, 5.00%, 10/15/07                         366,167
           600,000      Series 1480, Class LE, 6.50%, 07/15/08                        564,258
           472,047      Series 1351, Class TA, 7.00%, 09/15/18                        473,166
           264,377      Series 1255, Class E, 7.50%, 01/15/19                         265,810
           350,000      Series 1492, Class G, 6.50%, 09/15/20                         331,569
                                                                               --------------
                                                                                    2,000,970
                                                                               --------------

                     Federal Housing Authority (FHA),
           553,657      Adjustable Rate Mortgage, Pool #008680,
                         7.125%*, 08/20/20                                            566,944
                                                                               --------------

                     Federal National Mortgage Association (FNMA),
                        Pass-Thru Certificates:
           649,781      Pool #190255, 6.50%, 02/01/09                                 631,126
           846,303      Pool #320470, 6.50%, 08/01/10                                 818,705
                                                                               --------------
                                                                                    1,449,831
                                                                               --------------

                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND
--------------------------------------------------------------------------------

 Principal Amount
        or Shares                                                                   Value
-----------------                                                                   -----

                   Federal National Mortgage Association (FNMA):
                      Real Estate Mortgage Investment Conduits (REMIC):

        $480,667      Series 1993-187, Class E, 5.75%, 11/25/16                     $468,285
         396,722      Series 1992-27, Class PH, 7.00%, 05/25/17                      397,468
         300,000      Series 1992-36 Class PH, 7.50%, 02/25/18                       301,926
         500,000      Series 1992-125, Class J, 6.50%, 05/25/21                      465,150
         669,522      Series 1992-138 Class O, 7.50%, 07/25/22                       664,501
         575,000      Series 1993-167, Class J, 6.75%, 12/25/22                      545,784
                                                                                 -----------
                                                                                   2,843,114
                                                                                 -----------

                   Government National Mortgage Association (GMNA),
                      Adjustable Rate Mortgages:
         355,089      Pool #008332, 6.50%*, 03/20/18                                 360,192
         393,124      Pool #008162, 6.50%*, 03/20/23                                 398,639
         654,202      Pool #008542, 6.875%*, 11/20/24                                667,346
                                                                                 -----------
                                                                                   1,426,177
                                                                                 -----------

                   TOTAL U.S. GOVERNMENT AGENCY AND
                     AGENCY-BACKED ISSUES (Cost of  $13,279,588)                  13,218,952
                                                                                 -----------

                   U.S. TREASURY OBLIGATIONS - 8.0%

                   U.S. Treasury Notes:
       2,500,000     5.75%, 10/31/00                                               2,427,345
         750,000     5.75%, 08/15/03                                                 707,813

                                                                                 -----------
                   TOTAL U.S. TREASURY OBLIGATIONS (Cost of $3,192,626)            3,135,158
                                                                                 -----------

                   TOTAL LONG-TERM INVESTMENTS
                      (COST OF $33,936,462)                                       33,510,553
                                                                                 -----------

                   SHORT-TERM INVESTMENTS - 12.9%

                   COMMERCIAL PAPER - 4.0%

       1,000,000   General Motors Acceptance Corporation                             999,852
         569,000   Prudential Funding Corporation                                    569,000
                                                                                 -----------
                                                                                   1,568,852
                                                                                 -----------

                   INVESTMENT COMPANIES - 1.5%

         581,837   Portico Institutional Money Market Fund                           581,837
                                                                                 -----------

                   VARIABLE RATE DEMAND NOTES - 4.8%

        $311,403   American Family Financial Services                                311,403
       1,116,459   Johnson Controls, Inc.                                          1,116,459
         182,838   Pitney Bowes, Inc.                                                182,838
           4,356   Sara Lee Corporation                                                4,356
         235,832   Warner-Lambert Company                                            235,832
          12,117   Wisconsin Electric Power Company                                   12,117
                                                                                 -----------
                                                                                   1,863,005
                                                                                 -----------


                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - March 31, 1997 (Unaudited)

BREMER BOND FUND
--------------------------------------------------------------------------------

Principal Amount
       or Shares                                                                  Value
----------------                                                                  -----
                   U. S. GOVERNMENT AGENCY AND
                     AGENCY ISSUES - 2.6%
                   Federal Farm Credit Bank,

      $1,000,000      5.60%, 4/27/97                                           $    995,806
                                                                               ------------
                   TOTAL SHORT-TERM INVESTMENTS
                      (COST OF $5,009,500)                                        5,009,500
                                                                               ------------


                   TOTAL INVESTMENTS - 99.3% (COST OF $38,945,962)               38,520,053

                   Other Assets in Excess of Liabilities - 0.7%                     262,623
                                                                               ------------


                   TOTAL NET ASSETS - 100%                                      $38,782,676
                                                                               ============


#  Putable.
* Variable rate security. The rates listed are as of March 31, 1997. ** Restricted security.




                     See Notes to the Financial Statements

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
March 31, 1997
(Unaudited)
--------------------------------------------------------------------------------


1.  ORGANIZATION

    Bremer Investment Funds, Inc. (the "Company") was incorporated on
    August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940.
    The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principle investment objective of the Growth Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principle investment objective of the Bond Fund is to maximize total return. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Fund commenced operations on January 27, 1997.

    The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

    a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at an amortized cost, which approximates market value.

    b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds intend to comply with the provisions of the Internal Revenue Code available to regulated investment companies in the current and future years.

    c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

    d) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

    e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    f) Restricted Security - The Bond Fund owns a certain investment security which is unregistered and thus restricted to resale.
            This security is valued by the Fund after giving due consideration to pertinent factors

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
March 31, 1997
(Unaudited)
--------------------------------------------------------------------------------


            including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Fund has the right to include their security in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

    g) Other - Investment and shareholder transactions are recorded no later than the first business day after the trade date. The
            Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Funds for the period January 27, 1997 through March 31, 1997 were as follows:

                      Growth Fund      Bond Fund
                      -----------      ---------
Shares sold            1,495,304       2,344,127
Shares issued as
   a result of
   collective trust
   fund conversion     1,335,093       1,985,554
Shares issued
   to holders in
   reinvestment
   of dividends                0             225
Shares redeemed          (42,191)       (423,964)
                       ---------       ---------
Net increase           2,788,206       3,905,942
                       =========       =========



4.  INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the period January 27, 1997 through March 31, 1997, were as follows:


                     Growth Fund     Bond Fund
                     -----------     -----------
Purchases
   U.S. Government  $         0      $18,254,264
   Other             26,418,955       29,665,483
Sales
   U.S. Government            0        1,776,382
   Other              1,448,470        9,644,106

   At March 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                      Growth Fund      Bond Fund
                      -----------     ----------
Appreciation         $    338,911     $   16,191
(Depreciation)         (1,421,070)      (442,100)
                     ------------     ----------
Net depreciation
   on investments     ($1,082,159)     ($425,909)
                     ============     ==========


    At March 31, 1997, the cost of investments for federal income tax purposes was $28,233,144 and $38,945,962 for the Growth Stock Fund and Bond Fund, respectively.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

    The Funds have entered into an Investment Advisory Agreement with First American Trust Company of Minnesota, a wholly owned subsidiary of Bremer Financial Corporation, a bank holding company. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Fund's daily net assets.

    Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Funds.

    The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The Investment Advisor has voluntarily agreed to waive 12b-1 fees during the first year of each Fund's operation.

________________________________________________________________________________

                               INVESTMENT ADVISER
                   First American Trust Company of Minnesota
                               Cold Spring Center
                            4150 Second Street South
                           St. Cloud, MN  56302-0986


                     ADMINISTRATOR, DIVIDEND PAYING AGENT,
                         SHAREHOLDERS' SERVICING AGENT,
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                              Mutual Fund Services
                            615 East Michigan Street
                              Milwaukee, WI  53202


                                    COUNSEL
                               Briggs and Morgan
                                2400 IDS Center
                             80 South Eighth Street
                             Minneapolis, MN  55402


                              INDEPENDENT AUDITORS
                              Arthur Andersen LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI  53202


                                   DIRECTORS
                               Steven A. Laraway
                                 John M. Bishop
                                John V. Botsford
                                  John J. Feda
                             William H. Lipschultz

________________________________________________________________________________